Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2013
Long-Term Debt [Abstract]
Debt disclosure

Facility	2013	2012
(a) Credit facilities	808,218	939,514
(b) Term bank loans	572,080	502,913

Total	1,380,298	1,442,427
Less – current portion	(126,361)	(186,651)

Long-term portion	1,253,937	1,255,776

Schedule of weighted-average interest rate

Year ended December 31, 2013	2.49%
Year ended December 31, 2012	1.87%
Year ended December 31, 2011	1.66%

Schedule of Debt

Loan	Origination Date	Original Amount	Balance at January 1, 2013	New Loans	Repaid	Balance at December 31, 2013
Credit facility1	2005	250,000	34,855	—	34,855	—
Credit facility	2005	220,000	134,225	—	13,135	121,090
Credit facility	2006	275,000	125,092	—	11,823	113,270
Credit facility2	2004	179,384	112,356	—	10,555	101,800
Credit facility3	2005	220,000	92,550	—	26,952	65,598
Credit facility	2006	371,010	251,010	—	20,000	231,010
10-year term loan	2004	71,250	32,032	—	3,125	28,907
Credit facility	2006	70,000	35,625	—	4,375	31,250
Credit facility	2007	120,000	92,500	—	5,000	87,500
10-year term loan	2007	88,350	66,270	—	5,520	60,750
Credit facility	2007	82,000	61,300	—	4,600	56,700
10-year term loan	2009	38,600	29,046	—	2,235	26,812
8-year term loan	2009	40,000	30,400	—	2,900	27,500
12 year term loan	2009	40,000	33,750	—	2,500	31,250
10-year term loan	2010	39,000	32,500	—	2,600	29,900
7-year term loan	2010	70,000	60,720	—	4,640	56,080
10-year term loan	2010	43,924	37,489	—	3,218	34,271
9-year term loan	2010	42,100	36,900	—	2,600	34,300
10-year term loan	2011	48,000	43,200	—	3,200	40,000
9-year term loan	2011	48,650	45,407	—	3,243	42,163
8-year term loan	2012	73,600	27,600	46,000	2,300	71,300
8-year term loan	2011	73,600	27,600	46,000	2,453	71,147
7-year term loan	2013	18,000	—	18,000	300	17,700

Total			1,442,427	110,000	172,129	1,380,298

Debt principal payments

Year	Amount
2014	120,495
2015	174,842
2016	270,406
2017	182,805
2018	297,431
2019 and thereafter	334,319

1,380,298